FINANCIAL INSTRUMENTS (Details)											6 Months Ended												6 Months Ended							6 Months Ended				6 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2014 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2014 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2014 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2014 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2014 Interest Rate Swap 1 [Member] Designated as Hedging Instrument [Member] USD ($) Rate	Jun. 30, 2014 Interest Rate Swap 2 [Member] Designated as Hedging Instrument [Member] USD ($) Rate	Jun. 30, 2014 Interest Rate Swap 3 [Member] Designated as Hedging Instrument [Member] USD ($) Rate	Jun. 30, 2014 Interest Rate Swap 4 [Member] Designated as Hedging Instrument [Member] USD ($) Rate	Jun. 30, 2014 Interest Rate Swap 5 [Member] Designated as Hedging Instrument [Member] USD ($) Rate	Jun. 30, 2014 Interest Rate Swap 6 [Member] Designated as Hedging Instrument [Member] USD ($) Rate	Jun. 30, 2014 Interest Rate Swap 7 [Member] Designated as Hedging Instrument [Member] USD ($) Rate	Jun. 30, 2014 Interest Rate Swap 8 [Member] Designated as Hedging Instrument [Member] USD ($) Rate	Jun. 30, 2014 Interest Rate Swap 9 [Member] Designated as Hedging Instrument [Member] USD ($) Rate	Jun. 30, 2014 Interest Rate Swap 10 [Member] Designated as Hedging Instrument [Member] USD ($) Rate	Jun. 30, 2014 Interest Rate Swap 11 [Member] Designated as Hedging Instrument [Member] USD ($) Rate	Jun. 30, 2014 Cross Currency Interest Rate Contract 1 [Member] Designated as Hedging Instrument [Member] Rate	Jun. 30, 2014 Cross Currency Interest Rate Contract 2 [Member] Designated as Hedging Instrument [Member] USD ($) Rate	Jun. 30, 2014 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2013 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Oct. 07, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Jun. 30, 2014 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] NOK	Dec. 31, 2013 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] NOK	Oct. 19, 2012 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] NOK	Jun. 30, 2014 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2014 NOK 900 million senior unsecured floating rate bonds due 2019 [Member] NOK	Mar. 19, 2014 NOK 900 million senior unsecured floating rate bonds due 2019 [Member] NOK	Dec. 31, 2013 NOK 900 million senior unsecured floating rate bonds due 2019 [Member] NOK	Jun. 30, 2014 NOK 900 million senior unsecured floating rate bonds due 2019 [Member] Designated as Hedging Instrument [Member] USD ($)
Derivative [Line Items]
Debt Instrument, Face Amount																								0	436,500,000	500,000,000	572,000,000	564,000,000	600,000,000		892,000,000	900,000,000	0
Derivative, Fair value [Abstract]
Assets	7,320,000	16,633,000	646,000	6,565,000	6,674,000	10,068,000	0	0	0	0
Financial instruments (short-term): at fair value	2,568,000	5,705,000	1,987,000	2,279,000	581,000	0	0	3,358,000	0	68,000
Liabilities	59,980,000	56,490,000	42,691,000	44,006,000	1,782,000	3,183,000	14,974,000	8,915,000	533,000	386,000
Interest rate swaps [Abstract]
Inception date											Mar. 31, 2010	Sep. 30, 2012	Mar. 31, 2008	Apr. 30, 2011	May 31, 2011	Aug. 31, 2011	Apr. 30, 2012	May 31, 2012	Oct. 31, 2012	Feb. 28, 2013	Mar. 04, 2013		Mar. 05, 2014							Oct. 19, 2012				Mar. 05, 2014
Maturity date											Mar. 31, 2015	Sep. 30, 2014	Aug. 31, 2018	Dec. 31, 2018	Jan. 31, 2019	Aug. 31, 2021	May 31, 2019	Aug. 31, 2022	Oct. 31, 2017	Dec. 21, 2017	Apr. 25, 2023		Mar. 19, 2019							Oct. 19, 2017				Mar. 19, 2019
Notional principal	1,225,400,000	1,188,000,000									167,895,000	69,713,000	35,686,000	40,002,000	59,591,000	100,000,000	173,142,000	176,333,000	46,550,000	100,000,000	151,008,000		105,436,000							105,436,000				151,000,000
Notional principal, at maturity											$ 122,632,000	$ 69,713,000	$ 24,794,000	$ 23,394,000	$ 34,044,000	$ 100,000,000	$ 153,804,000	$ 79,733,000	$ 32,142,000	$ 100,000,000
Fixed Interest Rate												4.85%									6.03%	5.32%
Fixed interest rate range, low end (in hundredths)											1.96%		4.05%	2.13%	0.80%	2.50%	3.67%	1.76%	0.81%	1.85%			5.92%
Fixed interest rate range, high end (in hundredths)											2.22%		4.15%	2.80%	2.58%	2.93%	3.77%	1.85%	0.82%	1.97%			6.23%